Aug. 09, 2018
GOLDMAN SACHS TRUST II

Class A, Institutional, Service,
Investor, Class R and Class R6 Shares of the

Goldman Sachs Target Date Portfolios
Goldman Sachs Target Date 2020 Portfolio
Goldman Sachs Target Date 2025 Portfolio
Goldman Sachs Target Date 2030 Portfolio
Goldman Sachs Target Date 2035 Portfolio
Goldman Sachs Target Date 2040 Portfolio
Goldman Sachs Target Date 2045 Portfolio
Goldman Sachs Target Date 2050 Portfolio
Goldman Sachs Target Date 2055 Portfolio
Goldman Sachs Target Date 2060 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")

Supplement dated August 9, 2018 to the Summary Prospectuses,
Prospectus and Statement of Additional Information ("SAI")
dated December 29, 2017, as supplemented to date (with respect to each Portfolio other than the Goldman Sachs Target Date 2060 Portfolio) and dated April 30, 2018, as supplemented to date (with respect to the Goldman Sachs Target Date 2060 Portfolio)

At a meeting held on August 7-8, 2018, the Board of Trustees of Goldman Sachs Trust II approved the termination of Madison Asset Management, LLC as sub-adviser to the Portfolios. Effective on or about November 30, 2018, Goldman Sachs Asset Management, L.P., investment adviser to the Portfolios, will provide day-to-day advice regarding the Portfolios' investment transactions, and Raymond Chan, Managing Director, and Christopher Lvoff, Managing Director, will serve as portfolio managers for each of the Portfolios.